STRADLEY RONON STEVENS & YOUNG, LLP
 2600 One Commerce Square
 Philadelphia, PA 19103
 (215) 564-8000

December 2, 2008

VIA EDGAR TRANSMISSION U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549 Attn: Filing Desk

Re:	Delaware Group Income Funds (the “Trust”) File Nos. 002-37707/811-02071 Rule 497(j) Filing

Ladies and Gentlemen:

              Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 73 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment was filed with the U.S. Securities and Exchange Commission electronically on November 26, 2008.

              Please direct any questions or comments relating to this certification to me at (215) 564-8099.

Sincerely,

/s/ Jonathan M. Kopcsik Jonathan M. Kopcsik

cc:	Anthony G. Ciavarelli Bruce G. Leto